Merger With NTN Buzztime, Inc (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	Aug. 12, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Equity ownership, percentage			51.00%
Cash and cash equivalents		$ 1,710,000	$ 3,209,000	$ 2,533,000	$ 2,536,000
Brooklyn Immunotherapeutics, LLC [Member]
Cash and cash equivalents		$ 3,055,012
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | MergerAgreement with NTN Buzztime, Inc [Member]
Equity ownership, percentage	5.92%
Other party, termination fees	$ 750,000
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | MergerAgreement with NTN Buzztime, Inc [Member] | BIT Merger Sub, Inc [Member]
Cash and cash equivalents	$ 10,000,000
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | MergerAgreement BIT Merger Sub, Inc [Member]
Equity ownership, percentage	94.08%